MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, NY 10010

June 21, 2013

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay VP Funds Trust (“Registrant”)

MainStay VP International Equity Portfolio

File Nos. 2-86082 and 811-03833-01

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated June 13, 2013 to the Summary Prospectus and Prospectus for the MainStay VP International Equity Portfolio (Accession Number 0001144204-13-034654). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4436.

Sincerely,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary